Form N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Document Creation Date	Jul. 31, 2025
Document Effective Date	Jul. 31, 2025
Prospectus Date	Jul. 29, 2025